Financial Instruments - Summary of Debt Summarized by Interest Rates and Currencies (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018		Jan. 01, 2018 [1]	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Short- term	$ 62	$ 45	[1]	$ 864
Long- term	9,303	9,266	[1]	$ 9,009
Total	9,365	9,311			$ 9,873	$ 11,401
Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Short- term	59	13
Long- term	2,997	3,400
Total	$ 3,056	$ 3,413
Short-term	4.30%	7.80%
Long-term	4.10%	3.60%
Fixed interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Short- term	$ 3	$ 32
Long- term	6,306	5,866
Total	$ 6,309	$ 5,898
Short-term	5.20%	4.20%
Long-term	5.50%	5.60%
US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Short- term	$ 25	$ 30
Long- term	6,144	5,837
Total	$ 6,169	$ 5,867
Effective rate	5.20%	5.80%
Euro [member]
Disclosure of detailed information about financial instruments [line items]
Short- term	$ 3	$ 1
Long- term	2,438	2,665
Total	$ 2,441	$ 2,666
Effective rate	3.10%	2.80%
Pounds [member]
Disclosure of detailed information about financial instruments [line items]
Short- term	$ 23
Long- term	433	$ 439
Total	$ 456	$ 439
Effective rate	3.20%	2.90%
Philippine pesos [member]
Disclosure of detailed information about financial instruments [line items]
Short- term	$ 3	$ 3
Long- term	221	257
Total	$ 224	$ 260
Effective rate	5.20%	5.40%
Other Currencies [Member]
Disclosure of detailed information about financial instruments [line items]
Short- term	$ 8	$ 11
Long- term	67	68
Total	$ 75	$ 79
Effective rate	5.60%	5.90%

[1]	The Company’s comparative financial statements were re-presented, see note 2.1 for a description of main changes.